Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net earnings (loss)	$ (496,037)	$ (494,397)	$ (1,011,565)	$ (813,696)
Adjustments to reconcile net earnings (loss) to net cash used in operating activities:
Other than temporary decline in available-for-sale securities	147,973	40,386	40,386	342,259
Depreciation	7,573	8,281	11,079	11,481
Equity in (earnings) loss of investments	9,256	(42,850)	(58,337)	(23,000)
Asset impairment			250,000	50,000
Beneficial conversion feature of convertible notes payable	0	49,994	56,660	0
Amortization to interest expense of value of warrants	12,588	0
Common stock issued for services	29,723	0	49,375	0
Investment received in exchange for management services	0	(33,000)	(33,000)	(150,000)
Realized (gains) losses from sales of investments	(19,991)	(149,350)	(106,035)	(58,697)
Bad debt expense	750	0	0	0
Bad Debt Expense Related Party			24,907	0
Non-controlling interest	(1,376)	(430)	(18,353)	0
Change in other assets and liabilities:
Expense previously deferred acquisition costs			0	279,050
(Increase) decrease in amounts due from affiliate			(46,547)	(24,907)
(Increase) decrease in accounts receivable	(62,410)	(2,482)	(4,258)	(750)
(Increase) decrease in prepaid expenses and other assets	(14,507)	2,500	0	(20,745)
Increase (decrease) in accounts payable and accrued expenses	(53,054)	44,163	89,807	26,404
Advances from (repayment to) related parties	(38,883)	3,174	14,650	100,291
Increase (decrease) in deferred revenue	(1,750)	(16,459)	(19,083)	(354,167)
Net cash used in operating activities	(480,145)	(590,470)	(760,314)	(636,477)
Cash flows from investing activities:
Purchase of fixed assets	0	(3,628)	(4,517)	(7,446)
Purchase of investments	(877,228)	(26,334)	(26,334)	(94,000)
Purchase of treasury stock	0	(680)	(680)	0
Deposit made for investment			(20,000)	0
Proceeds from sale of treasury stock	26,401	0
Distributions from equity investments	8,140	11,833	16,137	64,371
Proceeds from sale of investments	190,325	182,710	281,765	685,197
Net cash provided by (used in) investing activities	(652,362)	163,901	246,371	648,122
Cash flows from financing activities:
Proceeds from sale of common stock warrants, net	20,608	0	0	76,578
Loan repayment	(5,251)	(4,500)	(4,500)	(500,000)
Loan proceeds	1,295,000	441,000	541,000	400,000
Loans to related parties			(48,924)	0
Loan from related party			70,000	0
Net cash provided by financing activities	1,310,357	436,500	557,576	(23,422)
Net increase (decrease) in cash and cash equivalents	177,850	9,931	43,633	(11,777)
Cash and cash equivalents, beginning of period	46,007	2,374	2,374	14,151
Cash and cash equivalents, end of period	223,857	12,305	46,007	2,374
Supplemental cash flow information:
Interest	85,176	20,139	31,999	19,668
Income taxes	0	0	0	0
Non-cash investing and financing activities:
Common stock issued for amounts due related party			58,790	0
Investments received for management consulting contracts	0	33,000
Common stock issued for accounts payable			17,500	0
Due to related party exchanged for convertible note payable	25,000	0
Accrued interest paid with increase in note payable			0	12,500
Convertible notes payable exchanged for common stock	711,500	0
Reclassification of trading security as available-for-sale security			0	126,000
Accrued interest exchanged for common stock	10,000	0
Reclassification of investment accounted for under the cost method as available-for-sale security			100,000	275,000
Common stock issued for loan from related party	0	58,790
Investments acquired as compensation for management agreements			0	525,000
Investment exchanged for another investment	0	124,573
Exchange of oil and gas property investment for equity securities classified as trading securities			0	126,000
Investment contributed by the Company's CEO	125,331	0
Deposit transferred to investment accounted for using the equity method			0	20,000
Common stock issued for prepaid consulting contract	$ 44,850	$ 10,000